Earnings (Loss) per Share/Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Numerator:
Loss from continuing operations	$ 9,060	[1]	$ 5,943	[1]	$ (7,377)	[1]	$ (22,532)	[1]	$ (35,081)	[1]	$ (25,448)	[1]	$ (43,859)	[1]	$ (31,215)	[1]	$ (14,906)		$ (135,603)		$ (160,777)
(Income) loss from continuing operations attributable to noncontrolling interests																	(13,733)		36,285		42,688
Income attributable to the company's preferred equity holders																	(49,888)		(45,852)		(53,590)
Income attributable to participating securities																	(422)		(222)		0
Loss from continuing operations attributable to the company's common equityholders																	(78,949)		(145,392)		(171,679)
Income from discontinued operations, net	88,188	[1]	47,392	[1]	41,508	[1]	33,179	[1]	26,507	[1]	30,106	[1]	16,888	[1]	3,938	[1]	210,267		77,439		71,153
Income from discontinued operations attributable to noncontrolling interests																	(49,172)		(35,208)		(24,792)
Income from discontinued operations attributable to the company's common equityholders																	161,095		42,231		46,361
Net income (loss)	97,248	[1]	53,335	[1]	34,131	[1]	10,647	[1]	(8,574)	[1]	4,658	[1]	(26,971)	[1]	(27,277)	[1]	195,361		(58,164)		(89,624)
(Income) loss attributable to noncontrolling interests																	(62,905)		1,077		17,896
Income attributable to the company's preferred equityholders																	(49,888)		(45,852)		(53,590)
Income attributable to participating securities																	(422)		(222)		0
Net income (loss) attributable to the company's common equityholders	67,928	[1]	24,163	[1]	523	[1]	(10,609)	[1]	(23,411)	[1]	(14,800)	[1]	(33,177)	[1]	(31,773)	[1]	82,146		(103,161)		(125,318)
Denominator:
Denominator for basic earnings per share/unit - weighted average number of common shares/units outstanding																	134,479,000		119,312,000		116,369,000
Effect of dilutive securities:
Dilutive potential common shares/units																	0		0		0
Denominator for diluted earnings per share/unit																	134,479,000		119,312,000		116,369,000
Earnings (loss) per common share/unit - basic and diluted
Loss from continuing operations attributable to the company's common equityholders	$ 0.00		$ (0.06)		$ (0.27)		$ (0.30)		$ (0.28)		$ (0.26)		$ (0.36)		$ (0.32)		$ (0.59)		$ (1.22)		$ (1.48)
Income from discontinued operations attributable to the company's common equityholders																	$ 1.20		$ 0.36		$ 0.40
Net income (loss) attributable to the company's common equityholders (In dollars per share/unit)	$ 0.47		$ 0.17		$ 0.00		$ (0.09)		$ (0.19)		$ (0.12)		$ (0.28)		$ (0.27)		$ 0.61		$ (0.86)		$ (1.08)
Dividends declared per common share/unit																	$ 0.76	[2]	$ 0.48	[2]	$ 0.30	[2]
Earnings Per Share/Unit (Textual) [Abstract]
Common share/unit equivalents that could potentially dilute basic earnings per share/unit in future periods																	3,000,000
Nonvested restricted shares of common stock with non-forfeitable dividend rights	500,000								500,000								500,000		500,000		600,000
Method used in calculating earnings per share/unit																	two-class method
AIMCO PROPERTIES, L.P
Numerator:
Loss from continuing operations	9,060	[1]	5,943	[1]	(7,377)	[1]	(22,532)	[1]	(35,041)	[1]	(24,625)	[1]	(43,635)	[1]	(31,003)	[1]	(14,906)		(134,304)		(159,918)
(Income) loss from continuing operations attributable to noncontrolling interests																	(12,199)		32,475		34,761
Income attributable to the company's preferred equity holders																	(56,384)		(52,535)		(58,554)
Income attributable to participating securities																	(422)		(222)		0
Loss from continuing operations attributable to the company's common equityholders																	(83,911)		(154,586)		(183,711)
Income from discontinued operations, net	88,188	[1]	47,392	[1]	41,508	[1]	33,179	[1]	26,507	[1]	30,106	[1]	16,888	[1]	3,938	[1]	210,267		77,439		71,153
Income from discontinued operations attributable to noncontrolling interests																	(39,019)		(32,218)		(21,460)
Income from discontinued operations attributable to the company's common equityholders																	171,248		45,221		49,693
Net income (loss)	97,248	[1]	53,335	[1]	34,131	[1]	10,647	[1]	(8,534)	[1]	5,481	[1]	(26,747)	[1]	(27,065)	[1]	195,361		(56,865)		(88,765)
(Income) loss attributable to noncontrolling interests																	(51,218)		257		13,301
Income attributable to the company's preferred equityholders																	(56,384)		(52,535)		(58,554)
Income attributable to participating securities																	(422)		(222)		0
Net income (loss) attributable to the company's common equityholders	$ 72,190	[1]	$ 25,774	[1]	$ 578	[1]	$ (11,346)	[1]	$ (25,036)	[1]	$ (15,012)	[1]	$ (35,373)	[1]	$ (33,944)	[1]	$ 87,337		$ (109,365)		$ (134,018)
Denominator:
Denominator for basic earnings per share/unit - weighted average number of common shares/units outstanding																	142,614,000		127,681,000		124,747,000
Effect of dilutive securities:
Dilutive potential common shares/units																	0		0		0
Denominator for diluted earnings per share/unit																	142,614,000		127,681,000		124,747,000
Earnings (loss) per common share/unit - basic and diluted
Loss from continuing operations attributable to the company's common equityholders	$ 0.00		$ (0.06)		$ (0.27)		$ (0.30)		$ (0.30)		$ (0.27)		$ (0.37)		$ (0.32)		$ (0.59)		$ (1.21)		$ (1.47)
Income from discontinued operations attributable to the company's common equityholders																	$ 1.20		$ 0.35		$ 0.40
Net income (loss) attributable to the company's common equityholders (In dollars per share/unit)	$ 0.47		$ 0.17		$ 0.00		$ (0.09)		$ (0.19)		$ (0.12)		$ (0.28)		$ (0.27)		$ 0.61		$ (0.86)		$ (1.07)
Dividends declared per common share/unit																	$ 0.76		$ 0.63		$ 0.30
Special Distribution to Common Partnership Units [Member] | AIMCO PROPERTIES, L.P
Earnings (loss) per common share/unit - basic and diluted
Dividends declared per common share/unit																			$ 0.15

[1]	Certain reclassifications have been made to 2012 and 2011 quarterly amounts to conform to the full year 2012 presentation, primarily related to treatment of discontinued operations.
[2]	We designated the per share amounts above as capital gain dividends in accordance with the requirements under the Code. Additionally, we designated as capital gain dividends a like portion of preferred dividends.